Consolidated Statements of Changes in Shareowners' Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	ESOP	Treasury Stock	Non- Controlling Interests
Beginning Balance at Dec. 31, 2011	$ 7,066.8	$ 440.7	$ 4,581.3	$ 2,707.3	$ (349.2)	$ (68.5)	$ (308.0)	$ 63.2
Increase (Decrease) in Stockholders' Equity
Net earnings	883.0			883.8				(0.8)
Other Comprehensive Income (Loss), Net of Tax	(38.8)				(38.8)
Cash dividends declared - $1.80 per share in 2012, $1.64 per share in 2011 and $1.34 per share in 2010	(294.8)			(293.8)				(1.0)
Issuance of common stock	(108.7)		(52.7)				(161.4)
Payments for Repurchase of Common Stock	1,073.9
Convertible equity-hedge share receipt	0.0		46.9				(46.9)
Delivery to Convertible note holder	0.0	1.6	(1.6)
Repurchase of common stock- 12,613,068 shares in 2012, 164,710 shares in 2011 and 79,357 shares in 2010	(1,073.9)		(170.0)				(903.9)
Noncontrolling Interest, Increase from Business Combination	11.9							11.9
Non-controlling interest buyout	(21.6)		(8.3)					(13.3)
Net premium paid on equity option	(29.5)		(29.5)
Stock-based compensation related	89.7		89.7
Tax benefit related to stock options exercised	17.7		17.7
ESOP and related tax benefit	7.9			2.2		5.7
Ending Balance at Dec. 29, 2012	6,727.1	442.3	4,473.5	3,299.5	(388.0)	(62.8)	(1,097.4)	60.0
Increase (Decrease) in Stockholders' Equity
Net earnings	489.3			490.3				(1.0)
Other Comprehensive Income (Loss), Net of Tax	(111.0)				(111.0)
Cash dividends declared - $1.80 per share in 2012, $1.64 per share in 2011 and $1.34 per share in 2010	(307.1)			(307.1)
Issuance of common stock	(134.5)		(115.6)				(250.1)
Settlement of forward share repurchase contract	0.0		350.0				(350.0)
Equity units — non-cash stock contract fees	(40.2)		(40.2)
Equity units — offering fees	(9.2)		(9.2)
Payments for Repurchase of Common Stock	39.2
Repurchase of common stock- 12,613,068 shares in 2012, 164,710 shares in 2011 and 79,357 shares in 2010	(39.2)						(257.1)
Noncontrolling Interest, Increase from Business Combination	37.5							37.5
Non-controlling interest buyout	(16.3)		(1.1)					(15.2)
Net premium paid on equity option	(83.2)		(83.2)
Accelerated Share Repurchase Program, Adjustment			217.9
Stock-based compensation related	66.4		66.4
Tax benefit related to stock options exercised	20.1		20.1
ESOP and related tax benefit	11.8			2.2		9.6
Ending Balance at Dec. 28, 2013	6,880.5	442.3	4,878.6	3,484.9	(499.0)	(53.2)	(1,454.4)	81.3
Increase (Decrease) in Stockholders' Equity
Net earnings	761.4			760.9				0.5
Other Comprehensive Income (Loss), Net of Tax	(771.2)				(771.2)
Cash dividends declared - $1.80 per share in 2012, $1.64 per share in 2011 and $1.34 per share in 2010	(321.3)			(321.3)
Issuance of common stock	(60.4)		(69.4)				(129.8)
Settlement of forward share repurchase contract	(150.0)		(150.0)
Payments for Repurchase of Common Stock	28.2
Repurchase of common stock- 12,613,068 shares in 2012, 164,710 shares in 2011 and 79,357 shares in 2010	(28.2)						(28.2)
Noncontrolling Interest, Increase from Business Combination	1.6							1.6
Non-controlling interest buyout	(0.6)							(0.6)
Stock-based compensation related	57.1		57.1
Tax benefit related to stock options exercised	10.8		10.8
ESOP and related tax benefit	11.4			1.8		9.6
Ending Balance at Jan. 03, 2015	$ 6,511.9	$ 442.3	$ 4,727.1	$ 3,926.3	$ (1,270.2)	$ (43.6)	$ (1,352.8)	$ 82.8